Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingent Liabilities (Textual)
Royalty commitments, Description	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.
Lease expenses	$ 642		$ 643	$ 365
Outstanding contingent obligation to pay royalties	3,763
Litigation settlement amount	750	₪ 2,600
Pre-paid last instalments	578		$ 436
Motor vehicles [Member]
Commitments and Contingent Liabilities (Textual)
Pre-paid last instalments	$ 84